NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 26, 2019
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Nature Of Operations
Nature of Operations
We are principally engaged in the ownership, operation, development, and franchising of the Chili’s® Grill & Bar (“Chili’s”) and Maggiano’s Little Italy® (“Maggiano’s”) restaurant brands. At June 26, 2019, we owned, operated, or franchised 1,665 restaurants, consisting of 1,001 Company-owned restaurants and 664 franchised restaurants, located in the United States, 29 countries and two United States territories.

Basis Of Presentation
Basis of Presentation
The Consolidated Financial Statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission, and include the accounts of Brinker International, Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. We have a 52/53 week fiscal year ending on the last Wednesday in June. Fiscal years 2019, 2018 and 2017, which ended on June 26, 2019, June 27, 2018 and June 28, 2017, respectively, each contained 52 weeks. All amounts within the Notes to the Consolidated Financial Statements are presented in millions unless otherwise specified.
Revenues are presented in two separate captions in the Consolidated Statements of Comprehensive Income to provide more clarity around Company-owned restaurant revenues and operating expenses trends: Company sales and Franchise and other revenues.
We report certain labor and related expenses in a separate caption on the Consolidated Statements of Comprehensive Income titled Restaurant labor. Restaurant labor includes all compensation-related expenses, including benefits and incentive compensation, for restaurant team members at the general manager level and below. Labor-related expenses attributable to multi-restaurant (or above-restaurant) supervision is included in Restaurant expenses.

New Accounting Standards Implemented
New Accounting Standards Implemented
ASU 2014-09, Revenue from Contracts with Customers (Topic 606) - In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, and subsequently amended this update by issuing additional ASU’s that provide clarification and further guidance around areas identified as potential implementation issues. These updates provide a comprehensive new revenue recognition model that requires a company to recognize revenues to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. These updates also require additional disclosure about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts. These updates are effective for annual and interim periods for fiscal years beginning after December 15, 2017, which required us to adopt these provisions in the first quarter of fiscal 2019. Refer to the Revenue significant accounting policy below, Note 2 - Revenue Recognition, and Note 16 - Segment Information for our adoption disclosures.
ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (Topic 230) - In August 2016, the FASB issued ASU 2016-15, this update provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2017, which required us to adopt these provisions in the first quarter of fiscal 2019. The update was applied on a retrospective basis. The adoption of this guidance did not have an impact on the Consolidated Financial Statements or debt covenants.
ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment - In January 2017, the FASB issued ASU 2017-04, this update eliminates step two of the goodwill impairment analysis. Companies will no longer be required to perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, they will measure impairment as the difference between the carrying amount and the fair value of the reporting unit. This update is effective for annual and interim periods for fiscal years beginning after December 15, 2019, and early adoption is permitted for interim or annual goodwill impairment tests performed with measurement dates after January 1, 2017. We elected to early adopt this guidance as of fiscal 2019. The guidance was adopted prospectively. The adoption of this guidance did not have an impact on the Consolidated Financial Statements. Refer to Note 6 - Goodwill and Intangibles for disclosure about goodwill.
ASU 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract - In August 2018, the FASB issued ASU 2018-15, this update aligns the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This update is effective for annual and interim periods in fiscal years beginning after December 15, 2019, and early adoption is permitted. We elected to early adopt this guidance during fiscal 2019, using a prospective approach. The adoption of this guidance did not have a material impact on the Consolidated Financial Statements.

Use Of Estimates
Use of Estimates
The preparation of the Consolidated Financial Statements is in conformity with generally accepted accounting principles in the United States and requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements, and the reported amounts of revenues and costs and expenses during the reporting period. Actual results could differ from those estimates.

Revenue
Revenue
Effective fiscal 2019, we adopted FASB Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”), from the previous guidance ASC Topic 605, Revenue Recognition and ASC Subtopic 952-605, Franchisors - Revenue Recognition (together, “Legacy GAAP”). Our transition to ASC 606 represents a change in accounting principle. The Consolidated Financial Statements for fiscal 2019 reflect the application of ASC 606 guidance using the modified retrospective transition method, while the Consolidated Financial Statements for prior periods were prepared under Legacy GAAP. Revenues are presented in Company sales and Franchise and other revenues captions in the Consolidated Statements of Comprehensive Income. Refer below for our significant revenue accounting policies, to Note 2 - Revenue Recognition for deferred revenues and new standard transition disclosures, and to Note 16 - Segment Information for disaggregation of revenues detail.
Company Sales
Company sales include revenues generated by the operation of Company-owned restaurants including gift card redemptions. The adoption of ASC 606 did not impact revenue recognition related to Company sales. We will continue to record the revenues from the sale of food, beverages and alcohol as products are sold.
Franchise and Other Revenues
Franchise and other revenues include royalties, advertising fees (effective fiscal 2019), Maggiano’s banquet service charge income, gift card breakage, digital entertainment revenues, gift card equalization, delivery fee income, franchise and development fees, retail royalty revenues, merchandise income, and gift card discount costs from third-party gift card sales.
Royalties - Franchise royalties are based on a percentage of the sales generated by our franchised restaurants. The provisions of ASC 606 did not impact the recognition of these royalties, as the performance obligation related to franchise sales is considered complete upon the sale of food, beverages and alcohol. Royalty revenues attributable to franchise restaurants will continue to be recognized in the same period the sales are generated at the franchise restaurants.
Advertising Fees - Domestic franchisees are contractually obligated to contribute into certain advertising and marketing funds. The adoption of ASC 606 did not impact the timing of revenue recognition of the advertising fees received; however, effective fiscal 2019, advertising fees are now presented on a gross basis within Franchise and other revenues. Under Legacy GAAP, the advertising funds received from franchisees were considered a reimbursement of advertising expenses and were presented on a net basis as a reduction to advertising expenses in Restaurant expenses in the Consolidated Statements of Comprehensive Income.
Initial Development and Franchise Fees - We receive development fees from franchisees for territory development arrangements and franchise fees for new restaurant openings. Under ASC 606, the performance obligation related to these arrangements will be collectively deferred as a contract liability and recognized on a straight-line basis into Franchise and other revenues in the Consolidated Statements of Comprehensive Income over the term of the underlying agreements. Deferred franchise and development fees are classified within Other accrued liabilities for the current portion expected to be recognized within the next 12 months, and Other liabilities for the long-term portion in the Consolidated Balance Sheets. Under Legacy GAAP, development fees were recognized as income upon the execution of the agreement, when development rights were conveyed to the franchisee. Franchise fees were recognized as income when the obligations under the franchise agreement were satisfied, generally upon the opening of the new franchise restaurant.
Gift Card Breakage Income - Breakage revenues represent the monetary value associated with outstanding gift card balances for which redemption is considered remote. We estimate this amount based on our historical gift card redemption patterns and update the breakage rate estimate periodically and if necessary, adjust the deferred revenues balance within the Gift card liability account in the Consolidated Balance Sheets accordingly. In accordance with ASC 606, breakage revenues will be recognized proportionate to the pattern of related gift card redemptions. Under Legacy GAAP, breakage revenues were recognized when redemption was considered remote. We do not charge dormancy or any other fees related to monitoring or administering the gift card program to cardholders.
Additionally, proceeds from the sale of gift cards will continue to be recorded as deferred revenues in the Gift card liability in the Consolidated Balance Sheets and recognized as Company sales when the gift card is redeemed by the holder.
Gift Card Discount Costs - Our gift cards are sold through various outlets such as in-store, Chili’s and Maggiano’s websites, directly to other businesses, and through third-party distributors that sell our gift cards at various retail locations. We incur incremental direct costs related to gift card sales, such as commissions and activation fees, for gift cards sold by third-party businesses and distributors. These initial direct costs are deferred and amortized against revenues proportionate to the pattern of related gift card redemption.
Other Revenues - Other revenues not described above, such as Maggiano’s banquet service charge income, digital entertainment revenues, retail royalty revenues and delivery fee income had no change in recognition from the adoption of ASC 606.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value, as follows:

•	Level 1 - inputs are quoted prices in active markets for identical assets or liabilities.

•	Level 2 - inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities.
•
Level 3 - inputs are unobservable and reflect our own assumptions.

Cash And Cash Equivalents
Cash and Cash Equivalents
Our policy is to invest cash in excess of operating requirements in income-producing investments. Income-producing investments with original maturities of three months or less are reflected as cash equivalents.

Accounts Receivable
Accounts Receivable
Accounts receivable, net of the allowance for doubtful accounts, represents the estimated net realizable value. Our primary account receivables are due from franchisees, gift card sales, store purchases made on credit cards, and from time-to-time, insurance recoveries, vendor rebates and landlord related receivables. Provisions for doubtful accounts are recorded based on management’s judgment regarding our ability to collect as well as the age of the receivables. Accounts receivable are written off when they are deemed uncollectible.

Inventories	Inventories Inventories consist of food, beverages and supplies and are valued at the lower of cost or net realizable value, using the first-in, first-out or “FIFO” method.
Property And Equipment
Property and Equipment
Property and equipment is stated at cost. Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the term of the lease, including certain renewal options, or the estimated useful lives of the assets, which range from 5 to 20 years. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 7 years. Depreciation expenses related to property and equipment for the fiscal years ended June 26, 2019, June 27, 2018, and June 28, 2017 of $146.5 million, $150.1 million, and $155.0 million, respectively, was recorded in Depreciation and amortization in the Consolidated Statements of Comprehensive Income. Routine repair and maintenance costs are expensed when incurred. Major replacements and improvements are capitalized.
We review the carrying amount of property and equipment semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. We have determined the restaurant level is the lowest level of identifiable cash flows. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on discounted projected future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the inherent risk. Impairment charges are included in Other (gains) and charges in the Consolidated Statements of Comprehensive Income.

Definite-lived Intangible Assets
Definite-lived Intangible Assets
Definite-lived intangible assets primarily include reacquired franchise rights resulting from our acquisitions and are amortized using the straight-line method over the estimated useful lives of the assets. We determine the fair value of reacquired franchise rights based on discounted projected future operating cash flows of the restaurants associated with these franchise rights. We review the carrying amount semi-annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. Impairment charges are included in Other (gains) and charges in the Consolidated Statements of Comprehensive Income.

Operating Leases
Operating Leases
Rent expenses for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expenses includes any rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expenses at the point in time we determine that it is probable that such sales levels will be achieved. Landlord contributions are recorded when received as a deferred rent liability in Other accrued liabilities and/or Other liabilities in the Consolidated Balance Sheets, depending on the current or long-term nature, and amortized as a reduction of rent expenses on a straight-line basis over the lease term.
The majority of our restaurant facilities with operating leases have terms expiring at various dates through fiscal 2035. The restaurant leases have cumulative renewal clauses of 1 to 34 years at our option and, in some cases, have provisions for contingent rent based upon a percentage of sales in excess of specified levels, as defined in the leases. We include other rent-related costs in rent expenses, such as common area maintenance, taxes and amortization of landlord contributions. Rent expenses related to restaurants is included in Restaurant expenses, and office space rent is included in General and administrative in the Consolidated Statements of Comprehensive Income. Refer to Note 7 - Accrued and Other Liabilities for further details on accrued straight-line rent and landlord contributions.
Effective fiscal 2020, we will adopt the new lease accounting standard that will impact the recording of operating leases. Refer to Note 18 - Effect of New Accounting Standards for more details about this adoption.

Advertising
Advertising
Advertising production costs are expensed in the period when the advertising first takes place. Other advertising costs are expensed as incurred.
Effective fiscal 2019, we adopted the ASU 2014-09, Revenue from Contracts with Customers (Topic 606), that reclassified the presentation of advertising contributions in the Consolidated Statements of Comprehensive Income. Refer to the “Revenue - Advertising Fees” significant accounting policy above for further details on this adoption. In the fiscal year ended June 26, 2019, advertising costs of $88.5 million are included in Restaurant expenses, and advertising contributions from franchisees of $20.3 million are recorded in Franchise and other revenues in the Consolidated Statements of Comprehensive Income. Advertising costs, net of advertising contributions from franchisees, were $75.7 million and $79.7 million in fiscal years ended June 27, 2018 and June 28, 2017, respectively, and were included in Restaurant expenses in the Consolidated Statements of Comprehensive Income.

Goodwill
Goodwill
Goodwill is not subject to amortization, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill has been assigned to reporting units for purposes of impairment testing. Our two restaurant brands, Chili’s and Maggiano’s, are both operating segments and reporting units.
Goodwill impairment tests consist of a comparison of each reporting unit’s fair value with its carrying value. We determine fair value based on a combination of market-based values and discounted projected future operating cash flows of the restaurant brands using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We determined that there was no goodwill impairment during our annual tests as the fair value of our reporting units was substantially in excess of the carrying values. No indicators of impairment were identified through the end of fiscal 2019. Refer to Note 6 - Goodwill and Intangibles for additional disclosures.
We occasionally acquire restaurants from our franchisees. Goodwill from these acquisitions represents the excess of the cost of the business acquired over the net amounts assigned to assets acquired, including identifiable intangible assets, primarily reacquired franchise rights. In connection with the sale of restaurants, we will allocate goodwill from the reporting unit, or restaurant brand, to the disposal group in the determination of the gain or loss on the disposition. The allocation is based on the relative fair values of the disposal group and the portion of the reporting unit that was retained. Additionally, if we sell restaurants with reacquired franchise rights, we will include those assets in the gain or loss on the disposition.

Liquor Licenses
Liquor Licenses
The costs of obtaining non-transferable liquor licenses from local government agencies are expensed over the specified term of the license. The costs of purchasing transferable liquor licenses through open markets in jurisdictions with a limited number of authorized liquor licenses are capitalized as indefinite-lived intangible assets and included in Intangibles, net in the Consolidated Balance Sheets.
Transferable liquor licenses are tested for impairment semi-annually or more frequently if events or circumstances indicate that the asset might be impaired. Impairment charges are recognized based on the excess of carrying value over fair value. We determine fair value based on prices in the open market for licenses in same or similar jurisdictions. Impairment charges are included in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 6 - Goodwill and Intangibles and Note 11 - Fair Value Measurements for additional disclosures.

Sales Taxes
Sales Taxes
Taxes assessed by a governmental authority that are both imposed on and concurrent with specific revenue transactions and collected from a customer have been excluded from revenues under both Legacy GAAP and ASC 606. The obligation is included in Other accrued liabilities in the Consolidated Balance Sheets until the taxes are remitted to the appropriate taxing authorities.
Self-Insurance Program
Self-Insurance Program
We are self-insured for certain losses related to health, general liability and workers’ compensation. We maintain stop loss coverage with third party insurers to limit our total exposure. The self-insurance liability represents an estimate of the ultimate cost of claims incurred and unpaid as of the balance sheet date. The estimated liability is not discounted and is established based upon analysis of historical data and actuarial estimates, and is reviewed on a quarterly basis to ensure that the liability is appropriate. If actual trends, including the severity or frequency of claims, differ from our estimates, our financial results could be impacted. The estimated incurred but unreported costs to settle unpaid claims are included in Other accrued liabilities and Other liabilities, depending on the current or long-term nature, in the Consolidated Balance Sheets.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
We record a liability for unrecognized tax benefits resulting from tax positions taken, or expected to be taken, in an income tax return that is not more-likely-than-not to be realized. We recognize any interest and penalties related to unrecognized tax benefits in Provision for income taxes in the Consolidated Statements of Comprehensive Income.
We reinvest foreign earnings, therefore, United States deferred income taxes have not been provided on foreign earnings. Additionally, Income taxes are computed on a consolidated legal jurisdiction basis with no regard to brand. Refer to Note 8 - Income Taxes for additional disclosures.

Stock-Based Compensation
Stock-Based Compensation
We measure and recognize compensation cost at fair value for all share-based payments. We record compensation expenses using a graded-vesting schedule or on a straight-line basis, as applicable, over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. We recognize compensation expenses for only the portion of share-based awards that are expected to vest. Therefore, we apply estimated forfeiture rates that are derived from our historical forfeitures of similar awards.
Certain employees are eligible to receive stock options, performance stock options, performance shares, restricted stock, and restricted stock units, while non-employee members of the Board of Directors (the “Board”) are eligible to receive stock options, restricted stock and restricted stock units. Awards granted to the Board are non-forfeitable and are fully expensed upon grant. Awards to eligible employees may vest over a specified period of time, or service period, only or may also contain performance-based conditions. The fair value of restricted stock and restricted stock units that do not contain a performance condition are based on our closing stock price on the date of grant, while the fair value of stock options is estimated using the Black-Scholes option-pricing model on the date of grant.
Performance shares represent a right to receive shares of common stock upon satisfaction of Company performance goals at the end of a three-fiscal-year cycle. Vesting of performance shares granted are contingent upon meeting Company performance goals based on a specified rate of earnings growth at the end of the three-fiscal-year period. Compensation expenses for the performance shares is recorded based on management’s periodic estimates of the number of shares that will ultimately be issued and the fair value of the shares as determined by our closing stock price on the date of grant. A cumulative expenses adjustment is recognized when that estimate changes.

Preferred Stock
Preferred Stock
Our Board of Directors is authorized to provide for the issuance of 1.0 million preferred shares with a par value of $1.00 per share, in one or more series, and to fix the voting rights, liquidation preferences, dividend rates, conversion rights, redemption rights, and terms, including sinking fund provisions, and certain other rights and preferences. As of June 26, 2019, no preferred shares were issued.

Shareholders' Deficit
Shareholders’ Deficit
In fiscal 2019, our Board of Directors authorized a $300.0 million increase to our existing share repurchase program resulting in total authorizations of $4.9 billion. We repurchased approximately 3.6 million shares of our common stock for $167.7 million during fiscal 2019. The repurchased shares included shares purchased as part of our share repurchase program and shares repurchased to satisfy team member tax withholding obligations on the vesting of restricted shares.
As of June 26, 2019, approximately $197.8 million was available under our share repurchase authorizations. Our stock repurchase plan has been and will be used to return capital to shareholders and to minimize the dilutive impact of stock options and other share-based awards. We evaluate potential share repurchases under our plan based on several factors, including our cash position, share price, operational liquidity, proceeds from divestitures, borrowings, and planned investment and financing needs. Additionally, during fiscal 2019, approximately 0.1 million stock options were exercised resulting in cash proceeds of approximately $3.0 million.
During the fiscal year ended June 26, 2019, we paid dividends of $60.3 million to common stock shareholders, compared to $70.0 million in the fiscal year ended June 27, 2018. Our Board of Directors approved quarterly dividends of $0.38 per share paid each quarter during fiscal 2019. We also declared a quarterly dividend of $0.38 per share in April 2019 which was paid subsequent to the end of fiscal 2019 year in the amount of $14.2 million. The dividend accrual was included in Other accrued liabilities in the Consolidated Balance Sheets as of June 26, 2019.

Comprehensive Income
Comprehensive Income
Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. For the fiscal years ended June 26, 2019, June 27, 2018 and June 28, 2017, Comprehensive income consists of Net income and Foreign currency translation adjustment. The Foreign currency translation adjustment for the three fiscal years included the unrealized impact of translating the financial statements from Canadian dollars to United States dollars of the Canadian restaurants. For the fiscal years ended June 27, 2018 and June 28, 2017, foreign currency translation adjustment also included the impact of translating the Mexico joint venture with CMR, S.A.B. de C.V. from Mexican pesos to United States dollars. The Accumulated other comprehensive loss (“AOCL”) is presented in the Consolidated Balance Sheets.
During fiscal 2018, the Mexico joint venture was sold to CMR. Refer to Note 4 - Equity Method Investment for further details on the transaction including the note receivable.

Net Income Per Share
Net Income Per Share
Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards. Stock options and restricted share awards with an anti-dilutive effect are not included in the dilutive earnings per share calculation.

Segment Reporting
Segment Reporting
Operating segments are components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. We manage our business on the basis of two operating segments, Chili’s and Maggiano’s. The brands operate Company-owned restaurants principally in the United States, within the full-service casual dining segment of the industry. The Chili’s segment also has Company-owned restaurants in Canada and franchised locations in the United States, 29 countries and two United States territories. Maggiano’s segment has Company-owned restaurants and opened its first franchise location in the United States during fiscal 2019. Refer to Note 16 - Segment Information for additional segment disclosures.